Commitments and Contingencies - Future Minimum Rental Payments under Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due. Remainder of 2020	$ 481
Operating Leases, Future Minimum Payments Due, Next fiscal year	160	$ 302
Operating Leases, Future Minimum Payments, Due in Two Years		13
Total future minimum rental payments	$ 641	$ 315